Net debt (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Net debt.
Cash and cash equivalents in the Consolidated Balance Sheet	£ 925	£ 1,562
Other investments	2	1
Fair value of debt-related derivatives	(3)	(18)
Bank and other short-term borrowings	(1,166)	(1,134)
Lease liabilities	(130)	(127)
Fair value of debt-related derivatives	(23)	41
Bank and other long-term borrowings	(2,498)	(3,153)
Lease liabilities	(315)	(318)
Total net debt	(3,208)	(3,146)
Bond debt, current	0	(347)
Overdraft, current	(553)	(730)
Loans, current	(575)	(17)
Bond accruals, current	(38)	(40)
Bond debt, non-current	(2,494)	(2,596)
Loans, non-current	£ (4)	£ (557)